SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment information by geographical area
Number of business segments | segment	1
Revenue	$ 2,547,406	$ 1,957,362	$ 2,092,032
Europe
Segment information by geographical area
Revenue	2,310,747	1,810,362	1,863,032
Rest of the world
Segment information by geographical area
Revenue	$ 236,659	$ 147,000	$ 229,000
Major customer one
Segment information by geographical area
Percentage of entity's revenue	15.00%	13.00%	12.00%
Major customer two
Segment information by geographical area
Percentage of entity's revenue	11.00%	13.00%	9.00%
Major customer three
Segment information by geographical area
Percentage of entity's revenue	5.00%	9.00%	8.00%